Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Current tax	$ 0.5	$ (3.9)	$ (2.1)	$ (9.1)
Change in deferred tax	0.5	0.5	0.8	(0.5)
Total	$ 1.0	$ (3.4)	$ (1.3)	$ (9.6)